Commitments and Contingencies - Additional Information (Detail) - Entity [Domain] - Plan Name [Domain]																1 Months Ended																				6 Months Ended		12 Months Ended
	Aug. 13, 2015 USD ($) shares	Apr. 06, 2015 USD ($) $ / shares shares	Mar. 09, 2015 USD ($)	Feb. 09, 2015 USD ($) $ / shares shares	Oct. 08, 2014 USD ($)	Oct. 07, 2014 USD ($)	Aug. 13, 2014 shares	May. 09, 2014 USD ($)	Mar. 14, 2014 USD ($) $ / shares shares	Mar. 12, 2014 USD ($) $ / shares shares	Feb. 11, 2014 USD ($)	Feb. 04, 2014 USD ($)	Jul. 02, 2013 USD ($) $ / shares shares	Jun. 10, 2013 USD ($) $ / shares shares	Oct. 04, 2010 USD ($)	Jan. 23, 2015 shares	Oct. 31, 2014 USD ($)	Oct. 23, 2014 USD ($) $ / shares shares	Sep. 24, 2014 USD ($) $ / shares shares	Aug. 27, 2014 USD ($) shares	Aug. 25, 2014 USD ($) ft² $ / shares shares	Jul. 27, 2014 USD ($) $ / shares shares	Jul. 23, 2014 shares	Jul. 22, 2014 USD ($) $ / shares shares	Jun. 27, 2014 USD ($) $ / shares shares	Jun. 16, 2014 USD ($) $ / shares shares	Mar. 12, 2014 USD ($) $ / shares shares	Feb. 20, 2014 USD ($) $ / shares shares	Dec. 23, 2013 USD ($) $ / shares shares	Nov. 30, 2013 USD ($) shares	Mar. 27, 2013 USD ($) $ / shares shares	Mar. 22, 2013 USD ($) $ / shares shares	Mar. 20, 2013 USD ($) $ / shares shares	Jun. 15, 2012 USD ($)	Jan. 20, 2011	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 29, 2015 shares
Commitments and Contingencies Disclosure [Line Items]
Grant date value						$ 15,000																						$ 67,830										$ 124,200
Warrant exercisable term																												3 years
Lease Expiration Date																																			Jan. 31, 2014
Lease Rent Second Year																																						6,234
Lease Rent Third Year																																						6,422
Research and Development Expense																																				$ 859,344	$ 787,071	1,430,614	$ 1,594,054
Accounts Payable and Accrued Liabilities, Total																																						$ 43,000	$ 353,000
Stock issued during period shares for services | shares																																				8,500
Stock issued during period, value, issued for services						2,420
Stock-based compensation, stock option granted | shares																												25,000								45,000		528,750	57,250
Common stock exercise price | $ / shares																												$ 6.40								$ 8.82		$ 8.17	$ 13.60
Number of shares called by warrants | shares																																				35,299		9,500	20,125
Initial year Salary						$ 25,000
Percentage Of Increase Salary						28.00%
Employee-related Liabilities																																						$ 574,278	$ 542,535
Salaries, Wages and Officers Compensation, Total																																							565,000
Loss Contingency, Damages Paid, Value																														$ 193,000
Loss contingency damages paid value, warrants issued | shares																														4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																						$ 15.00
Monthly Payments for Leasing												$ 962
Stock Issued During Period, Shares, New Issues | shares							27,500																													505,250
Leasehold Improvements, Gross																																						$ 103,582	0
Rent Expense																																						20,380	99,175
Professional Fees																																				$ 504,060	824,763	1,310,121	779,462
Monthly Payments under Consulting Agreements						$ 15,000																$ 10,000
Monthly Escalating Payments under Consulting Agreements						$ 10,000
Warrants Issued During Period, Number of Warrants | shares																																				526,250
Share Based Compensation																																				$ 583,673	917,792	1,360,296	812,647
Security Deposit																																				45,900		$ 45,900	$ 0
Loss Contingency Damages Paid Value Per Year																														$ 52,000
Loss Contingency, Allegations																														The action is associated with an alleged $5,000 loan made in 2009 and an alleged consulting/employment agreement entered into with the Company effective in 2009.
Operating Leases, Rent Expense, Net, Total																																				$ 64,000	$ 14,000
Class of Warrant or Right, Outstanding | shares																																								5,000
Warrants Issue One [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants | shares										5,000
Warrants Issued During Period, Exercise Price at Issuance Date | $ / shares										$ 10.60																	$ 10.60
Warrants Issue Two [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants | shares										14,000
Warrants Issued During Period, Exercise Price at Issuance Date | $ / shares										$ 10.60																	10.60
Warrants Issue Three [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants | shares										1,000
Warrants Issued During Period, Exercise Price at Issuance Date | $ / shares										$ 30.00																	$ 30.00
Chief Medical Advisor [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted | shares																												15,000
Common stock exercise price | $ / shares																												$ 13.00
Monthly Payments under Consulting Agreements					$ 15,000																							$ 10,000
Monthly Escalating Payments under Consulting Agreements					$ 20,000																							$ 20,000
Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value										$ 23,270																	$ 23,270
Allocated Share-Based Compensation Expense										$ 30,096
Common Stock [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock Issued During Period, Shares, Other | shares																																						29,773
Stock Issued During Period, Shares, New Issues | shares																																				180,167		433,600	42,030
Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																																						4,000
Severance Costs			$ 125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 10.00
Warrants Issued During Period, Number of Warrants | shares																5,000
Class of Warrant or Right, Outstanding | shares																																				24,500
Minimum
Commitments and Contingencies Disclosure [Line Items]
Warrants exercise price | $ / shares																																						$ 6.00	$ 30.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																						10.00	18.80
Minimum | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 11.60
Maximum
Commitments and Contingencies Disclosure [Line Items]
Warrants exercise price | $ / shares																																						15.00	80.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																						$ 15.00	$ 50.00
Maximum | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 50.00
Legal Settlement Agreement [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																				4,230
Loss Contingency, Allegations																																				The action was associated with an alleged $5,000 loan made in 2009 and an alleged consulting/employment agreement entered into with the Company effective in 2009
Class of Warrant or Right, Outstanding | shares																																				30,000
Proceeds from Issuance of Warrants																																				$ 152,000
Legal Settlement Agreement [Member] | Minimum
Commitments and Contingencies Disclosure [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 7.60
Legal Settlement Agreement [Member] | Maximum
Commitments and Contingencies Disclosure [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 12.00
Director
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																									30,000
Grant date value																									$ 144,000
Stock-based compensation, stock option granted | shares		15,000
Common stock exercise price | $ / shares		$ 8.00
Stock options granted exercise price per share | $ / shares																									$ 5.70
Number of shares vest on first anniversary of date of grant | shares																									10,000
Number of shares vest on second anniversary of date of grant | shares																									10,000
Number Of Shares Vest On Third Anniversary Of Date Of Grant | shares																									10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Share Based Compensation Arrangement By Sharebased Payment Award Options Grants In Period Grant Date Fair Value		$ 104,100
Chief Executive Officer
Commitments and Contingencies Disclosure [Line Items]
Employee-related Liabilities																																							$ 25,000
Salaries, Wages and Officers Compensation, Total			400,000												$ 600,000																							$ 450,000	600,000
Salary Reduced																																						450,000	360,000
Salary Bonus																																							300,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			$ 100,000
Chief Executive Officer | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Salaries, Wages and Officers Compensation, Total																																						450,000
Salary Reduced																																						400,000
Chief Executive Officer | Minimum | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Stock issued during period shares for services | shares																																				1,000,000
Stock Issued During Period, Shares, New Issues | shares																																				1,000,000
Chief Executive Officer | Maximum | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Stock issued during period shares for services | shares																																				2,000,000
Stock Issued During Period, Shares, New Issues | shares																																				2,000,000
Consultant
Commitments and Contingencies Disclosure [Line Items]
Stock issued during period shares for services | shares																							1,500
Stock issued during period, value, issued for services																																						$ 33,000
Stock-based compensation, stock option granted | shares																			3,750							3,000
Common stock exercise price | $ / shares																			$ 6.60							$ 7.80
Number of shares immediately vest on date of grants | shares																																						7,500
Share Based Compensation Arrangement By Sharebased Payment Award Options Grants In Period Grant Date Fair Value																			$ 20,100							$ 18,600
Non Employee Director Awards
Commitments and Contingencies Disclosure [Line Items]
Accounts Payable and Accrued Liabilities, Total																																						$ 105,000	130,000
Board of Directors
Commitments and Contingencies Disclosure [Line Items]
Salaries, Wages and Officers Compensation, Total																									$ 80,000
Compensation Paid To Directors Aggregate Amount																									30,000
Compensation Paid To Directors Instalment Amount																									50,000
Share Based Compensation																									$ 96,250
Employees and Directors
Commitments and Contingencies Disclosure [Line Items]
Grant date value																																						$ 15,000
Stock issued during period, value, issued for services																	$ 5,000
Stock-based compensation, stock option granted | shares																		297,500									120,750											36,786
Common stock exercise price | $ / shares																		$ 6.60
Monthly Payments under Consulting Agreements																	$ 10,000
Share Based Compensation Arrangement By Sharebased Payment Award Options Grants In Period Grant Date Fair Value																		$ 1,710,400
Employees and Directors | Minimum
Commitments and Contingencies Disclosure [Line Items]
Common stock exercise price | $ / shares																											$ 10.60
Employees and Directors | Maximum
Commitments and Contingencies Disclosure [Line Items]
Common stock exercise price | $ / shares																											$ 13.00
President [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted | shares				25,000
Common stock exercise price | $ / shares				$ 9.20
Severance Costs				$ 150,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Intrinsic Value				$ 200,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Deferred Compensation Arrangement with Individual, Description			The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary in the event certain performance goals, as determined by the Companys Compensation Committee, are satisfied.
Business Advisory Services
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted | shares																				15,000
Business Advisory Services | Extension 1
Commitments and Contingencies Disclosure [Line Items]
Warrant exercisable term																						5 years
Marketing Consulting Services
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																						12,500
Exercise price of warrant | $ / shares																						$ 20.00
Marketing Consulting Services | Consultant
Commitments and Contingencies Disclosure [Line Items]
Contractual Obligation																						$ 65,000
Consulting Expense In Shares | shares																						25,000
Business Advisory Services Immediately Vesting
Commitments and Contingencies Disclosure [Line Items]
Consulting expense																				$ 75,000
August 16, 2015
Commitments and Contingencies Disclosure [Line Items]
Number of shares vest on first anniversary of date of grant | shares																									7,500
August 16, 2016
Commitments and Contingencies Disclosure [Line Items]
Number of shares vest on second anniversary of date of grant | shares																									7,500
Assignment Agreement
Commitments and Contingencies Disclosure [Line Items]
Cash payment in exchange for patents																																		$ 15,000
Percentage of royalty agreed to be paid																																		5.00%
Royalty Period																																		20 years
Research and Development Arrangement
Commitments and Contingencies Disclosure [Line Items]
Cash payment in exchange for patents																																		$ 500,000
Percentage of royalty agreed to be paid																																		5.00%
Royalty Period																																		20 years
Research and Development Expense																																						$ 264,000	500,000
Professional Fees								$ 208,335																														323,336
Accrued Professional Fees								104,168
Gain On Settlement Related To Agreement								$ 166,668
Agreement Expiration Date								Jun. 14, 2015
Research and Development Arrangement | Minimum
Commitments and Contingencies Disclosure [Line Items]
Fees payable for services per month								$ 20,000
Research and Development Arrangement | Maximum
Commitments and Contingencies Disclosure [Line Items]
Fees payable for services per month								$ 41,667
Marketing Consulting Services Agreement
Commitments and Contingencies Disclosure [Line Items]
Warrant exercisable term																									5 years
Consulting expense																																						82,500	120,000
Marketing Consulting Services Agreement | Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value																						$ 37,500
Marketing Consulting Services Agreement | Common Stock [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value																						$ 110,000
Business Advisory Services | Extension 1
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																						12,500
Exercise price of warrant | $ / shares																						$ 20.00
Grant date value																						$ 37,500
Additional Monthly Fee For Services Rendered																						$ 16,667
Business Advisory Services | Extension 1 | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares	10,000
Additional Monthly Fee For Services Rendered	$ 15,000
Business Advisory Services | Extension 2
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																						5,000
Exercise price of warrant | $ / shares																						$ 10.00
Grant date value																						$ 17,000
Additional Monthly Fee For Services Rendered																						$ 15,000
Consulting expense																																						150,000	$ 120,000
Business Advisory Services | Extension 2 | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares	10,000
Chief Executive Officer Employment Agreements
Commitments and Contingencies Disclosure [Line Items]
Restructuring Reserve, Current																																						$ 175,000
Severance Costs			$ 125,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			$ 300,000
Scientific Advisory Services
Commitments and Contingencies Disclosure [Line Items]
Grant date value									$ 5,860				$ 47,960																		$ 45,900
Warrant exercisable term									5 years				10 years	5 years											10 years						10 years
Recognized granted fair value award														$ 2,056
Total options granted | shares									1,250				5,000	250								15,000									3,000
Stock options granted exercise price per share | $ / shares									$ 10.00				$ 20.00	$ 20.00								$ 5.70									$ 30.00
Number of shares immediately vest on date of grants | shares									250													81,000									1,500
Number of shares vest on first anniversary of date of grant | shares									625				2,500
Number of shares vest on second anniversary of date of grant | shares									625				2,500																		1,500
Other
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock | shares																								500					5,000			5,000	500
Grant date value																								$ 1,500					$ 16,770			$ 59,000	$ 6,600
Warrant exercisable term																								5 years					5 years			5 years	3 years
Additional vested common stock shares | shares																																						23,719	6,477
Additional Vested Common Stock Value																																						$ 159,837	$ 77,555
Warrants exercise price | $ / shares																								$ 15.00					$ 40.00			$ 80.00	$ 30.00
Stem Cell Treatment Company
Commitments and Contingencies Disclosure [Line Items]
Monthly Payments for Leasing											$ 100
Payments for Leasing Per Day											$ 3,750
Melville Lease
Commitments and Contingencies Disclosure [Line Items]
Number of shares called by warrants | shares																					7,105
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 10.00
Land Subject to Ground Leases | ft²																					6,800
Land Lease Term																					63 months
Stock Issued During Period, Shares, Other | shares																					14,210
Description Of Leasing Arrangement Consideration																					(i) $60,000 towards the leasehold improvements of the leased premises and (ii) $11,050 of prepaid rent for the fifth month of the lease.
Stock Issued During Period, Shares, New Issues | shares																																						71,050
Leasehold Improvements, Gross																																						$ 60,000
Prepaid Rent																																						11,050
Security Deposit																																						$ 45,900
Melville Lease | Minimum
Commitments and Contingencies Disclosure [Line Items]
Accrued Rent																					$ 132,600
Melville Lease | Maximum
Commitments and Contingencies Disclosure [Line Items]
Accrued Rent																					$ 149,260